Equity Investees (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2016	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Unamortized excess cost amount	$ 366.4	$ 382.4
Enterprise Offshore Acquisition | Deepwater Gateway LLC
Schedule of Equity Method Investments [Line Items]
Equity interest step up acquired percentage			100.00%	50.00%
Transaction costs related to business acquisition				$ 26.0